UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number: 028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Elias
Title:      Chief Compliance Officer
Phone:      (212) 647-8126

Signature, Place and Date of Signing:


/s/ David Elias                 New York, New York          August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  NONE

Form 13F Information Table Entry Total:             44

Form 13F Information Table Value Total:             $236,841
                                                   (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                 Echo Street Capital Management LLC
                                                           June 30, 2011
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE     SHARED NONE
--------------                --------------     -----      -------   -------   --- ----   ----------  -----    ----     ------ ----
ACE LTD                             SHS         H0023R105   1,538        23,362 SH         OLE         NONE        23,362
ADVANCE AUTO PARTS INC              COM         00751Y106   5,680        97,110 SH         OLE         NONE        97,110
ALEXANDRIA REAL ESTATE EQ IN        COM         015271109   6,803        87,877 SH         OLE         NONE        87,877
AMERICAN TOWER CORP                 CL A        029912201   8,635       165,004 SH         OLE         NONE       165,004
AUTOZONE INC                        COM         053332102   2,541         8,617 SH         OLE         NONE         8,617
AVALONBAY CMNTYS INC                COM         053484101   6,997        54,495 SH         OLE         NONE        54,495
BOSTON PROPERTIES INC               COM         101121101   2,453        23,110 SH         OLE         NONE        23,110
COPART INC                          COM         217204106   7,779       166,941 SH         OLE         NONE       166,941
CORRECTIONS CORP AMER NEW         COM NEW       22025Y407   5,947       274,686 SH         OLE         NONE       274,686
CROWN CASTLE INTL CORP              COM         228227104   6,521       159,858 SH         OLE         NONE       159,858
DARDEN RESTAURANTS INC              COM         237194105   3,500        70,334 SH         OLE         NONE        70,334
ENTERTAINMENT PPTYS TR        PFD C CNV 5.75%   29380T402     638        32,000 SH         OLE         NONE        32,000
ENTERTAINMENT PPTYS TR        CONV PFD 9% SR E  29380T600   7,331       250,554 SH         OLE         NONE       250,554
EQUINIX INC                       COM NEW       29444U502   4,115        40,731 SH         OLE         NONE        40,731
EQUITY LIFESTYLE PPTYS INC          COM         29472R108  13,337       213,590 SH         OLE         NONE       213,590
EVEREST RE GROUP LTD                COM         G3223R108   5,750        70,331 SH         OLE         NONE        70,331
FELCOR LODGING TR INC          PFD CV A $1.95   31430F200   6,462       247,500 SH         OLE         NONE       247,500
FINISH LINE INC                     CL A        317923100   1,135        53,053 SH         OLE         NONE        53,053
GOOGLE INC                          CL A        38259P508  12,116        23,926 SH         OLE         NONE        23,926
GROUP 1 AUTOMOTIVE INC              COM         398905109   3,553        86,275 SH         OLE         NONE        86,275
HEALTH CARE REIT INC                COM         42217K106   3,594        68,549 SH         OLE         NONE        68,549
HILLTOP HOLDINGS INC                COM         432748101     728        82,402 SH         OLE         NONE        82,402
HOME DEPOT INC                      COM         437076102   5,221       144,153 SH         OLE         NONE       144,153
INGRAM MICRO INC                    CL A        457153104   6,030       332,430 SH         OLE         NONE       332,430
INTERCONTINENTAL HTLS GRP PL   SPONS ADR NEW    45857P301  10,309       498,739 SH         OLE         NONE       498,739
JPMORGAN CHASE & CO                 COM         46625H100   2,995        73,149 SH         OLE         NONE        73,149
KOHLS CORP                          COM         500255104   3,951        79,013 SH         OLE         NONE        79,013
MARRIOTT INTL INC NEW               CL A        571903202     315         8,884 SH         OLE         NONE         8,884
MI DEVS INC                     CL A SUB VTG    55304X104   1,485        48,816 SH         OLE         NONE        48,816
MICROSOFT CORP                      COM         594918104   2,864       110,151 SH         OLE         NONE       110,151
MID-AMER APT CMNTYS INC             COM         59522J103   3,021        44,777 SH         OLE         NONE        44,777
NATIONWIDE HEALTH PPTYS INC         COM         638620104   4,253       102,714 SH         OLE         NONE       102,714
O REILLY AUTOMOTIVE INC NEW         COM         67103H107  10,448       159,494 SH         OLE         NONE       159,494
ORACLE CORP                         COM         68389X105   5,932       180,255 SH         OLE         NONE       180,255
PEPSICO INC                         COM         713448108  11,109       157,731 SH         OLE         NONE       157,731
PS BUSINESS PKS INC CALIF           COM         69360J107   3,051        55,381 SH         OLE         NONE        55,381
REPUBLIC SVCS INC                   COM         760759100   3,421       110,890 SH         OLE         NONE       110,890
RYLAND GROUP INC                    COM         783764103   4,304       260,394 SH         OLE         NONE       260,394
SIMON PPTY GROUP INC NEW            COM         828806109   5,763        49,582 SH         OLE         NONE        49,582
STARWOOD HOTELS&RESORTS WRLD        COM         85590A401   4,131        73,709 SH         OLE         NONE        73,709
TRANSOCEAN INC                NOTE 1.500%12/1   893830AV1   5,986     6,000,000 PRN        OLE         NONE     6,000,000
US BANCORP DEL                    COM NEW       902973304   3,009       117,949 SH         OLE         NONE       117,949
WELLS FARGO & CO NEW                COM         949746101  12,028       428,668 SH         OLE         NONE       428,668
WILLIAMS COS INC DEL                COM         969457100  10,062       332,628 SH         OLE         NONE       332,628

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